Fees Summary	Oct. 01, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 351,659,070.00
Total Fee Amount	30,594.34
Total Offset Amount	0.00
Net Fee	$ 30,594.34
Offering Table N/A
Offset Table N/A	N/A